Other payables and accrued liabilities (Details Narrative)	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total outstanding balance | $	$ 2,600,000
Total short-term loan	$ 1,176,340	¥ 8,500,000
Description of credit loan for working capital	classified as a revolving credit loan for working capital, with a total credit line of 10 million RMB, of which 5 million has been utilized.
Total credit line		10,000,000
Credit line utilized		5,000,000
Expiration date for the credit line	Dec. 27, 2023
Tapuyu [Member] | Loan Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total short-term loan		3,500,000
Tapuyu [Member] | Subsidiaries [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total short-term loan		8,500,000
Weimu [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Description of credit loan for working capital	The total credit line for Weimu is 3.5 million RMB, and the actual usage is 3.5 million RMB.
Total credit line		3,500,000
Expiration date for the credit line	Mar. 14, 2024
Credit line actual usage		3,500,000
Weimu [Member] | Subsidiaries [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total short-term loan		¥ 5,000,000